Allowance for Credit Losses - By Loan Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	$ 157,069	$ 125,972	$ 110,374
Losses charged to allowance	(36,608)	(10,184)	(9,479)
Recoveries credited to allowance	4,274	6,705	3,426
Net losses charged to allowance	(32,334)	(3,479)	(6,053)
Provision (credit) charged to operations	31,802	34,576	21,651
Balance at the end of the period	156,537	157,069	125,972
Commercial, financial and agricultural | Commercial
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Charge-down due to customer filing bankruptcy	25,600
Commercial, financial and agricultural | Domestic | Commercial
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	35,550	26,728	23,178
Losses charged to allowance	(34,149)	(9,664)	(9,050)
Recoveries credited to allowance	4,079	5,433	2,894
Net losses charged to allowance	(30,070)	(4,231)	(6,156)
Provision (credit) charged to operations	24,373	13,053	9,706
Balance at the end of the period	29,853	35,550	26,728
Commercial real estate | Domestic | Commercial real estate construction development
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	55,291	44,684	35,390
Losses charged to allowance	(2,228)		(2)
Recoveries credited to allowance		837	123
Net losses charged to allowance	(2,228)	837	121
Provision (credit) charged to operations	7,576	9,770	9,173
Balance at the end of the period	60,639	55,291	44,684
Commercial real estate | Domestic | Commercial real estate: farmland & commercial
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	42,703	36,474	35,654
Losses charged to allowance			(16)
Recoveries credited to allowance	20	143	27
Net losses charged to allowance	20	143	11
Provision (credit) charged to operations	1,267	6,086	809
Balance at the end of the period	43,990	42,703	36,474
Commercial real estate | Domestic | Commercial Real Estate Multifamily Receivable [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	5,088	3,794	3,291
Provision (credit) charged to operations	(219)	1,294	503
Balance at the end of the period	4,869	5,088	3,794
Real estate - mortgage | Domestic | Residential First Lien
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	5,812	4,759	4,073
Losses charged to allowance	(46)	(43)	(160)
Recoveries credited to allowance	38	16	240
Net losses charged to allowance	(8)	(27)	80
Provision (credit) charged to operations	(276)	1,080	606
Balance at the end of the period	5,528	5,812	4,759
Real estate - mortgage | Domestic | Residential Junior Lien
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	11,024	8,284	7,754
Losses charged to allowance		(298)	(28)
Recoveries credited to allowance	123	260	104
Net losses charged to allowance	123	(38)	76
Provision (credit) charged to operations	(1,116)	2,778	454
Balance at the end of the period	10,031	11,024	8,284
Consumer | Domestic
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	318	281	272
Losses charged to allowance	(185)	(179)	(223)
Recoveries credited to allowance	13	16	38
Net losses charged to allowance	(172)	(163)	(185)
Provision (credit) charged to operations	135	200	194
Balance at the end of the period	281	318	281
Foreign | Foreign
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	1,283	968	762
Recoveries credited to allowance	1
Net losses charged to allowance	1
Provision (credit) charged to operations	62	315	206
Balance at the end of the period	$ 1,346	$ 1,283	$ 968